Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Revenues by Segment
The following tables set forth the Company’s financial performance by reportable segment. The Company’s operating segments, which are the same as its reportable segments, have been determined in accordance with the Company’s internal management structure, which is organized based upon products and services.

Year Ended December 31,	2017	2016	2015
Revenues:
Entertainment	$9,164	$8,877	$8,438
Cable Networks	2,501	2,160	2,242
Publishing	830	767	780
Local Media	1,668	1,779	1,592
Corporate/Eliminations	(471)	(417)	(381)
Total Revenues	$13,692	$13,166	$12,671

Intercompany Revenues by Segment

Year Ended December 31,	2017	2016	2015
Intercompany Revenues:
Entertainment	$480	$434	$384
Cable Networks	1	1	—
Local Media	13	8	9
Total Intercompany Revenues	$494	$443	$393

Operating Income (Loss) by Segment

Year Ended December 31, (a)	2017	2016	2015
Segment Operating Income (Loss):
Entertainment	$1,573	$1,533	$1,302
Cable Networks	1,004	965	949
Publishing	136	122	115
Local Media	497	622	488
Corporate	(305)	(311)	(264)
Total Segment Operating Income	2,905	2,931	2,590
Restructuring and merger and acquisition-related costs	(63)	(38)	(45)
Other operating items, net	19	9	139
Operating income	2,861	2,902	2,684
Interest expense	(457)	(411)	(392)
Interest income	64	32	24
Loss on early extinguishment of debt	(49)	—	—
Pension settlement charges	(352)	(211)	—
Other items, net	(88)	(82)	(52)
Earnings from continuing operations before income taxes and equity in loss of investee companies	1,979	2,230	2,264
Provision for income taxes	(633)	(628)	(676)
Equity in loss of investee companies, net of tax	(37)	(50)	(34)
Net earnings from continuing operations	1,309	1,552	1,554
Net loss from discontinued operations, net of tax	(952)	(291)	(141)
Net earnings	$357	$1,261	$1,413

Depreciation and Amortization, Stock-based Compensation and Capital Expenditures

Year Ended December 31,	2017	2016	2015
Depreciation and Amortization:
Entertainment	$115	$117	$126
Cable Networks	23	23	23
Publishing	6	6	6
Local Media	45	44	48
Corporate	34	35	32
Total Depreciation and Amortization	$223	$225	$235

Year Ended December 31,	2017	2016	2015
Stock-based Compensation:
Entertainment	$66	$61	$61
Cable Networks	12	12	11
Publishing	5	4	4
Local Media	12	12	11
Corporate	84	76	70
Total Stock-based Compensation	$179	$165	$157

Year Ended December 31,	2017	2016	2015
Capital Expenditures:
Entertainment	$98	$98	$99
Cable Networks	20	19	18
Publishing	5	9	10
Local Media	32	37	28
Corporate	30	33	16
Total Capital Expenditures	$185	$196	$171

Assets by Segment

At December 31,	2017	2016
Assets:
Entertainment	$12,626	$11,262
Cable Networks	2,878	2,618
Publishing	906	880
Local Media	4,042	4,065
Corporate/Eliminations	378	817
Discontinued operations	13	4,596
Total Assets	$20,843	$24,238

Revenues by Type

Year Ended December 31,	2017	2016	2015
Revenues by Type:
Advertising	$5,753	$6,288	$5,824
Content licensing and distribution	3,952	3,673	3,903
Affiliate and subscription fees	3,758	2,978	2,724
Other	229	227	220
Total Revenues	$13,692	$13,166	$12,671

Revenues by Customer Location

Year Ended December 31,	2017	2016	2015
Revenues: (a)
United States	$11,675	$11,317	$10,667
International	2,017	1,849	2,004
Total Revenues	$13,692	$13,166	$12,671

(a) Revenue classifications are based on customers’ locations.

Long-lived Assets by Geographic Area

At December 31,	2017	2016
Long-lived Assets: (a)
United States	$13,699	$17,476
International	495	407
Total Long-lived Assets	$14,194	$17,883

(a) Reflects total assets from both continuing and discontinued operations less current assets, investments and noncurrent deferred tax assets.